National Collegiate Student Loan Trust 2007-4

Closing Date: September 20, 2007
Monthly Distribution Report

Collection Period	11/01/07	to	11/30/07
Monthly Distribution Date	12/26/07
Volume 2

I	Asset and Liability Summary

A.		Student Loan Portfolio					10/31/07		Change		11/30/07
	1	Student Loan Principal					$ 991,835,643.97		$ (1,222,495.18)		$ 990,613,148.79
	2	Student Loan Accrued Interest					$ 23,788,355.65		$ 6,665,398.91		$ 30,453,754.56
	3	Pool Balance					$ 1,015,623,999.62		$ 5,442,903.73		$ 1,021,066,903.35

	4	Weighted Average Coupon (WAC)					10.86%		-0.53%		10.33%
	5	Weighted Average Maturity (WAM)					268.5 Months		-1.3 Months		267.2 Months
	6	Number of Loans					70,666		-117		70,549
	7	Number of Borrowers					68,524		-113		68,411

		Trust Accounts and TERI Pledge Fund (at market value)					10/31/07		Change		11/30/07
B.	1	Future Distribution Account					$ 2,974.47		$ 3,431,488.57		$ 3,434,463.04
	2	Collection Account + Collections Receivable					$ 14,302,097.06		$ (8,623,806.28)		$ 5,678,290.78
	3	Reserve Account					$ 352,759,058.44		$ (17,403,725.43)		$ 335,355,333.01
	4	Total Trust Accounts					$ 367,064,129.97		$ (22,596,043.14)		$ 344,468,086.83

	5	TERI Pledge Fund					$ 66,112,249.95		$ 910,648.03		$ 67,022,897.98

	6	Total Trust Accounts + TERI Pledge Fund					$ 433,176,379.92		$ (21,685,395.11)		$ 411,490,984.81

	7	Pool Balance + Trust Accounts					$ 1,382,688,129.59		$ (17,153,139.41)		$ 1,365,534,990.18

	8	Pool Balance + Trust Accounts + TERI Pledge Fund					$ 1,448,800,379.54		$ (16,242,491.38)		$ 1,432,557,888.16

	9	Reserve Account Balance:
		Reserve Account Balance after the 11/26/07 Monthly Distribution Date was $335,000,000.00.
		Reserve Account Balance after the 12/26/07 Monthly Distribution Date will be $327,000,000.00.

	10	Future Distribution Account Balance after the 12/26/07 Monthly Distribution Date will be $3,500,027.21

		Securities	Cusip	Index	Spread	Initial Debt Issued	10/31/07	Change	11/30/07	Change	12/26/07	% of Securities
C.	1	Class A-1 L	63544CAA2	1M LIBOR	0.520%	$ 150,000,000.00	$ 150,000,000.00	$ (11,142,742.74)	$ 138,857,257.26	$ (1,341,740.53)	$ 137,515,516.73	9.47%
	2	Class A-2-AR-1	63544EAA8	Auction Rate	NA	$ 94,200,000.00	$ 94,200,000.00	$ -	$ 94,200,000.00	$ -	$ 94,200,000.00	6.49%
	3	Class A-2-AR-2	63544EAB6	Auction Rate	NA	$ 94,200,000.00	$ 94,200,000.00	$ -	$ 94,200,000.00	$ -	$ 94,200,000.00	6.49%
	4	Class A-2-AR-3	63544EAC4	Auction Rate	NA	$ 94,200,000.00	$ 94,200,000.00	$ -	$ 94,200,000.00	$ -	$ 94,200,000.00	6.49%
	5	Class A-2-AR-4	63544EAD2	Auction Rate	NA	$ 31,400,000.00	$ 31,400,000.00	$ -	$ 31,400,000.00	$ -	$ 31,400,000.00	2.16%
	6	Class A-3-L	63544CAB0	1M LIBOR	0.850%	$ 550,000,000.00	$ 550,000,000.00	$ -	$ 550,000,000.00	$ -	$ 550,000,000.00	37.89%
	7	Class A-3-AR-1	63544EAE0	Auction Rate	NA	$ 67,500,000.00	$ 67,500,000.00	$ -	$ 67,500,000.00	$ -	$ 67,500,000.00	4.65%
	8	Class A-3-AR-2	63544EAF7	Auction Rate	NA	$ 67,500,000.00	$ 67,500,000.00	$ -	$ 67,500,000.00	$ -	$ 67,500,000.00	4.65%
	9	Class A-3-AR-3	63544EAG5	Auction Rate	NA	$ 67,500,000.00	$ 67,500,000.00	$ -	$ 67,500,000.00	$ -	$ 67,500,000.00	4.65%
	10	Class A-3-AR-4	63544EAH3	Auction Rate	NA	$ 67,500,000.00	$ 67,500,000.00	$ -	$ 67,500,000.00	$ -	$ 67,500,000.00	4.65%
	11	Class A-3-AR-5	63544EAJ9	Auction Rate	NA	$ 67,500,000.00	$ 67,500,000.00	$ -	$ 67,500,000.00	$ -	$ 67,500,000.00	4.65%
	12	Class A-3-AR-6	63544EAK6	Auction Rate	NA	$ 67,500,000.00	$ 67,500,000.00	$ -	$ 67,500,000.00	$ -	$ 67,500,000.00	4.65%
	13	Class A-3-AR-7	63544EAL4	Auction Rate	NA	$ 45,000,000.00	$ 45,000,000.00	$ -	$ 45,000,000.00	$ -	$ 45,000,000.00	3.10%
	14	Class A-IO	63544CAC8	Fixed	5.5864%	(a)	(a)	$ -	(a)	$ -	(a)	0.00%
	15	Total Securities				$ 1,464,000,000.00	$ 1,464,000,000.00	$ (11,142,742.74)	$ 1,452,857,257.26	$ (1,341,740.53)	$ 1,451,515,516.73	100.00%
	(a)
The initial notional amount equals $309,855,000 however the notional amount, in effect through final maturity date of 10/25/2012, is equal to the lesser of $309,855,000 or the principal amount of Class A-3 Notes.

National Collegiate Student Loan Trust 2007-4

II	Transactions and Accruals		From 11/01/07 to 11/30/07

A.		Student Loan Cash Principal Activity
	1	Principal Payments Received	$ (1,706,439.08)
	2	Principal Claims from Guarantor	$ (84,018.51)
	3	Repurchased Principal	$ -
	4	New Loan Additions	$ -
	5	Other Adjustments (cancellations, consolidations and other)	$ (401,189.24)
	6	Total Principal Collections	$ (2,191,646.83)

B.		Student Loan Non-Cash Principal Activity
	1	Capitalized Interest	$ 963,627.20
	2	Realized Losses	$ -
	3	Repurchased Principal	$ -
	4	New Loan Additions	$ -
	5	Other Adjustments	$ 5,524.45
	6	Total Non-Cash Principal Activity	$ 969,151.65

C.		Total Student Loan Principal Activity (II.A.6 + II.B.6)	$ (1,222,495.18)

D.		Student Loan Cash Interest Activity
	1	Interest Payments Received	$ (776,089.26)
	2	Interest Claims from Guarantor	$ (4,310.56)
	3	Repurchased Interest	$ -
	4	New Loan Additions	$ -
	5	Other Adjustments (cancellations, consolidations and other)	$ (3,978.57)
	6	Total Interest Collections	$ (784,378.39)

E.		Student Loan Non-Cash Interest Activity
	1	Interest Accruals	$ 8,414,925.01
	2	Capitalized Interest	$ (963,627.20)
	3	Realized Losses	$ -
	4	Repurchased Interest	$ -
	5	Other Adjustments	$ (1,520.51)
	6	Total Non-Cash Interest Activity	$ 7,449,777.30

F.		Total Student Loan Interest Activity (II.D.6 + II.E.6)	$ 6,665,398.91

G.		Student Loan Late Fees Activity
	1	Cash Late Fees	$ (444.67)
	2	Non-Cash Late Fees	$ 770.62
	3	Net Late Fees Activity (II.G.1 + II.G.2)	$ 325.95

III	Prepayment Data

Prepayment Rate (1)

(1)The Prepayment Rate will be published on a semi-annual cycle. The initial measurement will be as of December 31, 2007.

National Collegiate Student Loan Trust 2007-4

IV	Collection Account Activity			From 11/01/07 to 11/30/07

A.		Collection Account
	1	Collections by Servicers			$ 2,887,696.15
	2	Claim Payments from Guarantor			$ 88,329.07
	3	Liquidation Proceeds and Recoveries			$ -
	4	Sale Proceeds			$ -
	5	Investment Earnings on Trust Accounts[1]			$ 1,445,696.58
	6	Excess of Required Reserve Amount Balance			$ 8,000,000.00
	7	Other Receipts (Late Fees and Other)			$ (807.90)
	8	Prior Month Allocation and Adjustments			$ 152,649.73
	9	Advances or Reimbursements			$ -
	10	Amounts on Deposit in the Future Distribution Account			$ -
	11	Opening Balance and Post Sale Settlement			$ 1,069,355.92
	12	Total Available Funds			$ 13,642,919.55
	[1]	Includes GIC interest from 11/23/07 - 12/23/07.

B.		Allocations thru 11/30/07 with Payments and Distributions for 12/26/07	Total Available	Remaining	Reserve Transfer
			Funds	Funds
			$ 13,642,919.55	$ 13,642,919.55
	1	Payment of Trustee, Servicers, Note Insurer, Administrators, Paying Agent Fees,
Broker Dealer, Auction Agent Fees & Expenses:
		(a) Payment of Trustee Fees & Expenses	$ 78,000.00	$ 13,564,919.55	$ -
		(b) Payment of Servicing Fees & Expenses	$ 113,408.22	$ 13,451,511.33	$ -
		(c) Payment of Ambac for Note Insurance Premium	$ 314,785.74	$ 13,136,725.59	$ -
		(d) Payment of Administration Fees & Expenses	$ 42,544.45	$ 13,094,181.14	$ -
		(e) Payment of Irish Paying Agent Fees & Expenses	$ -	$ 13,094,181.14	$ -
		(f) Payment of Back-up Administration Fees & Expenses	$ 1,000.00	$ 13,093,181.14	$ -
		(g) Payment of Broker Dealer Fees & Expenses	$ 118,844.43	$ 12,974,336.71	$ -
		(h) Payment of Auction Agent Fees & Expenses	$ -	$ 12,974,336.71	$ -
	2	Allocation of Servicer Fees & Expenses	$ 113,408.22	$ 12,860,928.49	$ -
	3	To Future Distribution Account, an amount necessary to cover 1 month's expected Broker-Dealer Fees
		and Auction Agent Fees	$ 118,844.43	$ 12,742,084.06	$ -
	4	Payments to TERI Pledge Fund, additional Guaranty Fees	$ -	$ 12,742,084.06	$ -
	5	Payment of Interest Distribution Amount to Class A Securities:
		(a) Class A-1-L	$ 613,648.41	$ 12,128,435.65	$ -
		(b) Class A-2-AR-1	$ 417,620.00	$ 11,710,815.65	$ -
		(c) Class A-2-AR-2	$ 402,966.67	$ 11,307,848.98	$ -
		(d) Class A-2-AR-3	$ 421,283.33	$ 10,886,565.65	$ -
		(e) Class A-2-AR-4	$ 129,437.78	$ 10,757,127.87	$ -
		(f) Class A-3-L	$ 2,581,851.25	$ 8,175,276.62	$ -
		(g) Class A-3-AR-1	$ 296,625.00	$ 7,878,651.62	$ -
		(h) Class A-3-AR-2	$ 299,250.00	$ 7,579,401.62	$ -
		(i) Class A-3-AR-3	$ 296,625.00	$ 7,282,776.62	$ -
		(j) Class A-3-AR-4	$ 304,500.00	$ 6,978,276.62	$ -
		(k) Class A-3-AR-5	$ 307,125.00	$ 6,671,151.62	$ -
		(l) Class A-3-AR-6	$ 315,000.00	$ 6,356,151.62	$ -
		(m) Class A-3-AR-7	$ 190,750.00	$ 6,165,401.62	$ -
		(n) Class A-IO	$ 1,442,478.31	$ 4,722,923.31	$ -
	6	To Future Distribution Account, an amount necessary to cover 1 month's expected interest on Auction Rate Notes	$ 3,381,182.78	$ 1,341,740.53	$ -
	7	Transfer to Reinstate Reserve Account up to Required Reserve Amount Balance	$ -	$ 1,341,740.53	$ -
	8	Payment to TERI, to Purchase Rehabilitated Loans	$ -	$ 1,341,740.53	$ -
	9	Payment to Ambac for any amounts due to Reimbursement Agreement	$ -	$ 1,341,740.53	$ -
	10	Payment of Principal Distribution:[1]
		(a) Class A-1-L	$ 1,341,740.53	$ -	$ -
		(b) Class A-2-AR-1	$ -	$ -	$ -
		(c) Class A-2-AR-2	$ -	$ -	$ -
		(d) Class A-2-AR-3	$ -	$ -	$ -
		(e) Class A-2-AR-4	$ -	$ -	$ -
		(f) Class A-3-L	$ -	$ -	$ -
		(g) Class A-3-AR-1	$ -	$ -	$ -
		(h) Class A-3-AR-2	$ -	$ -	$ -
		(i) Class A-3-AR-3	$ -	$ -	$ -
		(j) Class A-3-AR-4	$ -	$ -	$ -
		(k) Class A-3-AR-5	$ -	$ -	$ -
		(l) Class A-3-AR-6	$ -	$ -	$ -
		(m) Class A-3-AR-7	$ -	$ -	$ -
	11	Payment of Ambac for Indemnity payments and any other amounts due to the Reimbursement Agreement	$ -	$ -	$ -
	12	Payment of the following:	$ -	$ -	$ -
		(a) Unreimbursed Advances to First Marblehead Corporation	$ -	$ -	$ -
		(b) Payment of Indenture Trustee Fees & Expenses, in excess of maximum amounts specified	$ -	$ -	$ -
		(c) Payment of Irish Paying Agent Fees & Expenses, in excess of maximum amounts specified	$ -	$ -	$ -
		(d) Payment of Owner Trustee Fees & Expenses, in excess of maximum amounts specified	$ -	$ -	$ -
		(e) Payment of Back-up Administration Fees & Expenses, in excess of maximum amounts specified	$ -	$ -	$ -
		(f) Payment of Indemnities, Fees & Expenses of the Servicers	$ -	$ -	$ -
		(g) Note Insurance Premium and Expenses	$ -	$ -	$ -
		(h) Payment of Administration Fees & Expenses allocated to the Notes	$ -	$ -	$ -
		(i) Auction Agent and Broker-Dealer Fees and Expenses	$ -	$ -	$ -
	13	Remaining Amounts of Principal, if a Turbo Trigger is in effect	$ -	$ -	$ -
	14	Payment of any remaining Interest Carryover Shortfall to Class A Noteholders	$ -	$ -	$ -
	15	Payment of any Prepayment Penalties to Class A-IO Noteholders previously unpaid	$ -	$ -	$ -
	16	Payment of structuring advisory fees and then to the Certificateholders, any remaining amounts	$ -	$ -	$ -
[1]Auction Rate Notes must be paid in denominations of $25,000

National Collegiate Student Loan Trust 2007-4

V	Parity Calculation (excludes TERI Pledge Fund)	10/31/07	11/30/07
	Parity ((Pool Balance + Trust Accounts) / Securities) (a)	94.45%	93.99%

The Total Parity ratio, as calculated pursuant to definitions stipulated in the Trust Documents, increased from 93.80% at the time of the September 20th, 2007 securitization to 94.45% on October 31, 2007.  On November 30, 2007, the Total Parity ratio was 93.99%.  The Total Parity ratios for all three reporting dates are in line with management's expectations.  The Total Parity ratio at October 31, 2007 was positively impacted by the fact that interest accrued for the month of October 2007 was properly excluded from the parity calculation denominator, as required by the Trust Documents.  At the same time, the cash required to make the November 2007 interest payment was available at October 31, 2007, and properly included in the Total Parity ratio numerator, thereby increasing the Total Parity ratio at October 31, 2007. On November 26th, 2007, the Trust made the first interest payment of 67 days interest (65 for the Class A-IO).  Future interest payments will be made each Distribution Date to satisfy interest obligations for the previous month's interest period only.

(a) Parity ratio calculations include all Securities.

VI Portfolio Characteristics by Payment Status
	WAC		# of Loans		%		Principal Amount		%

Payment Status	10/31/07	11/30/07	10/31/07	11/30/07	10/31/07	11/30/07	10/31/07	11/30/07	10/31/07	11/30/07
Interim (1)
In School	10.89%	10.37%	64,013	62,719	90.59%	88.90%	$906,278,580.88	$892,730,787.15	91.37%	90.12%
Total Interim			64,013	62,719	90.59%	88.90%	$906,278,580.88	$892,730,787.15	91.37%	90.12%
Repayment
Active
Current	10.44%	9.91%	6,165	7,448	8.72%	10.56%	$79,552,020.39	$92,879,431.44	8.02%	9.38%
31-60 Days Delinquent	11.64%	9.91%	253	65	0.36%	0.09%	$3,038,193.86	$892,316.18	0.31%	0.09%
61-90 Days Delinquent	10.98%	11.29%	82	111	0.12%	0.16%	$1,003,054.53	$1,258,058.69	0.10%	0.13%
91-120 Days Delinquent	11.11%	10.33%	27	40	0.04%	0.06%	$403,223.85	$585,398.69	0.04%	0.06%
121-150 Days Delinquent	11.91%	11.35%	9	20	0.01%	0.03%	$135,713.55	$266,916.43	0.01%	0.03%
151-180 Days Delinquent	0.00%	11.36%	-	8	0.00%	0.01%	$-	$122,126.59	0.00%	0.01%
> 180 Days Delinquent	10.20%	0.00%	4	-	0.01%	0.00%	$60,346.02	$-	0.01%	0.00%
Forbearance	10.22%	10.29%	113	138	0.16%	0.20%	$1,364,510.89	$1,878,113.62	0.14%	0.19%
Total Repayment			6,653	7,830	9.41%	11.10%	$85,557,063.09	$97,882,361.64	8.63%	9.88%

Grand Total			70,666	70,549	100.00%	100.00%	$991,835,643.97	$990,613,148.79	100.00%	100.00%
(1) Loans in Interim Status have not yet had a scheduled payment.

VII Portfolio Characteristics by Borrower Type and Program Type

		10/31/07		11/30/07
Borrower Type		Principal Amount	%	Principal Amount	%

1	Creditworthy Cosigned Loans	$830,418,313.15	83.73%	$829,359,446.64	83.72%
2	Creditworthy Non-Cosigned Loans	$151,532,958.77	15.28%	$151,378,838.13	15.28%
3	Creditready Loans	$9,884,372.05	1.00%	$9,874,864.02	1.00%

Total		$991,835,643.97	100.00%	$990,613,148.79	100.00%

		10/31/07		11/30/07
Program Type		Principal Amount	%	Principal Amount	%

1	Continuing Education	$29,994,355.10	3.02%	$29,959,925.99	3.02%
2	Graduate	$93,110,271.05	9.39%	$92,971,698.38	9.39%
3	K-12	$12,299,737.94	1.24%	$12,149,841.04	1.23%
4	Medical	$10,225,062.99	1.03%	$10,217,673.57	1.03%
5	Undergraduate	$846,206,216.89	85.32%	$845,314,009.81	85.33%
6	Consolidation, Parent, Other	$-	0.00%	$-	0.00%

Total		$991,835,643.97	100.00%	$990,613,148.79	100.00%

National Collegiate Student Loan Trust 2007-4

VIII	Default Information, TERI Claims, Net Losses and Related Information

	10/31/07	11/30/07
TERI Claims, Net Losses	Principal Amount	Principal Amount
A.	Cumulative Net Claims Filed to TERI (1)	$ 89,742.10	$ 188,763.67

B.	Cumulative Claim Payments Made	$ 26,595.75	$ 110,614.26

C.	Claims in Process	$ 63,146.35	$ 78,149.41

D.	Cumulative net loss, claims rejected, aged 24 months or more	$ -	$ -

Default Rates
E.	Cumulative Default Rate as a percentage of Loans in Repayment (2)	0.10%	0.18%

F.	Cumulative Default Rate as a percentage of Financed Student Loans at Closing Date (3)	0.01%	0.02%

Related Information

G.	Has a Material Change to Charge-Off Method Occurred?	No	No

H,	Has a Material Change to Asset Terms, Fees, Penalties or Payments Occurred?	No	No

I.	Has a Material Breach of Pool Asset Representations or Warranties or Transaction	No	No
Covenants Occurred?

(1)	Cumulative Principal Balance of Student Loans subject to a TERI guaranty event as of the last day of the Collection Period, less cumulative claims cancelled and returned to non-default status.
(2)	Section VIII.A divided by the Principal Balance of all Student Loans that have entered repayment status plus cumulative principal payments received by the Trust.
(3)	Section VIII.A divided by the Principal Balance of Financed Student Loans as of Closing Date - $989,697,216.24

IX	Triggers and Other Information

1	Has a change occurred in the notional amount of the Class A-IO? No
2	Has Prepayment Penalty occurred on Class A-IO Notes? No
3	Has a Required Reserve Amount Balance date occurred? Yes
4	Has the Stepdown Date of November 25, 2011 occurred (On or after Stepdown Date, Principal Distribution method will change)? No.
5	Has the Note Parity Trigger occurred? No
6
Turbo Trigger (Principal Balance of loans is equal to or less than 10% of the Principal Balance as of the cut off date or Cumulative Default Rate is greater than 10% and TERI is no longer paying claims)(a)

- Has a Turbo Trigger occurred? No
- If so, the date such trigger occurred.
- Is a Turbo Trigger currently in effect? No
7	Has an Event of Default occurred? No
8	Has Trust exceeded annual fees or expense cap to Service Providers? No
(a)	See VIII. Default Information, TERI Claims, Net Losses and Related Information (above) for Cumulative Default Rate and calculation.

National Collegiate Student Loan Trust 2007-4

Auction Rate Securities Paid

Class	Payment Date	Notes Held	Value Per Note	Balance	Interest Rate	Start Date	End Date	No. of Days	Interest Payment	Broker/Dealer Fee
A-2-AR-1	12/14/07	3,768	$25,000	$ 94,200,000.00	5.70000%	11/16/07	12/13/07	28	$ 417,620.00	$ 14,653.33

A-2-AR-2	12/14/07	3,768	$25,000	$ 94,200,000.00	5.50000%	11/16/07	12/13/07	28	$ 402,966.67	$ 14,653.33

A-2-AR-3	12/14/07	3,768	$25,000	$ 94,200,000.00	5.75000%	11/16/07	12/13/07	28	$ 421,283.33	$ 14,653.33

A-2-AR-4	12/14/07	1,256	$25,000	$ 31,400,000.00	5.30000%	11/16/07	12/13/07	28	$ 129,437.78	$ 4,884.44

A-3-AR-1	12/19/07	2,700	$25,000	$ 67,500,000.00	5.65000%	11/21/07	12/18/07	28	$ 296,625.00	$ 10,500.00

A-3-AR-2	12/21/07	2,700	$25,000	$ 67,500,000.00	5.70000%	11/23/07	12/20/07	28	$ 299,250.00	$ 10,500.00

A-3-AR-3	12/19/07	2,700	$25,000	$ 67,500,000.00	5.65000%	11/21/07	12/18/07	28	$ 296,625.00	$ 10,500.00

A-3-AR-4	12/21/07	2,700	$25,000	$ 67,500,000.00	5.80000%	11/23/07	12/20/07	28	$ 304,500.00	$ 10,500.00

A-3-AR-5	12/19/07	2,700	$25,000	$ 67,500,000.00	5.85000%	11/21/07	12/18/07	28	$ 307,125.00	$ 10,500.00

A-3-AR-6	12/21/07	2,700	$25,000	$ 67,500,000.00	6.00000%	11/23/07	12/20/07	28	$ 315,000.00	$ 10,500.00

A-3-AR-7	12/21/07	1,800	$25,000	$ 45,000,000.00	5.45000%	11/23/07	12/20/07	28	$ 190,750.00	$ 7,000.00